HARTFORD SMALL/MID CAP EQUITY HLS FUND (Prospectus Summary) | HARTFORD SMALL/MID CAP EQUITY HLS FUND
HARTFORD SMALL/MID CAP EQUITY HLS FUND
INVESTMENT GOAL.
The Fund seeks long-term growth of capital.
YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HARTFORD SMALL/MID CAP EQUITY HLS FUND (USD $)	Class IA	Class IB
Maximum sales charge (load) as a percentage of offering price
Maximum deferred sales charge (load)
Exchange fees	none	none

Annual Fund Operating Expenses (expenses that are deducted from the fund's assets)
Annual Fund Operating Expenses HARTFORD SMALL/MID CAP EQUITY HLS FUND	Class IA	Class IB
Management fees	0.80%	0.80%
Distribution and service (12b-1) fees	none	0.25%
Other expenses	0.07%	0.07%
Total annual fund operating expenses	0.87%	1.12%

EXAMPLE.
The examples below are intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The examples assume that:

o Your investment has a 5% return each year

o The Fund's operating expenses remain the same

o You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every
$10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:
Expense Example HARTFORD SMALL/MID CAP EQUITY HLS FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class IA	89	278	482	1,073
Class IB	114	356	617	1,363

Expense Example, No Redemption HARTFORD SMALL/MID CAP EQUITY HLS FUND (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class IA	89	278	482	1,073
Class IB	114	356	617	1,363

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 196% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGY.
Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of small-capitalization and mid-capitalization companies.
The Fund may invest up to 20% of its assets in securities of foreign issuers and non-dollar securities, and may trade securities actively.
The sub-adviser, Hartford Investment Management Company ("Hartford
Investment Management"), uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock's relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns.

The Fund defines small-capitalization and mid-capitalization companies as companies with market capitalizations within the collective range of companies in the Russell 2000 Index and the Russell Midcap Index.  As of December 31,
2011, the market capitalization of companies included in the Russell 2000
Index & Russell Midcap Index ranged from approximately $23 million to $9.6 billion.
MAIN RISKS.
The primary risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see "Additional Information Regarding
Risks and Investment Strategies" in the Fund's prospectus.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Mid Cap and Small Cap Stock Risk -  Investments in small capitalization and mid capitalization companies involve greater risks than investments in larger, more established companies.  These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Quantitative Investing Risk -  Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

Investment Strategy Risk - The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund's investment objective will be achieved.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund's investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund's foreign investments.

Active Trading Risk - Active trading could increase the Fund's transaction costs
(thus affecting performance).

The Fund is subject to certain other risks, which are described elsewhere in this prospectus.
PAST PERFORMANCE.
The performance information below indicates the risks of investing in the Fund.
Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordinvestor.com.  The returns:

o  Assume reinvestment of all dividends and distributions

o  Include the Fund's performance when it was managed by a previous investment adviser

o  Include the Fund's performance when it pursued a different strategy

o  Include the Fund's purchase of Initial Public Offerings ("IPOs")

o  Would be lower for periods when fee waivers were in place

o  Would be lower if the effect of sales charges or other fees that may be applied at the contract or plan level were included.
The bar chart:

o Shows how the Fund's total return has varied from year to year

o Shows the returns of the Fund's Class IA shares.  Because all of the
  Fund's shares are invested in the same portfolio of securities, returns for the
  Fund's Class IB shares differ only to the extent that the classes do not have the same expenses.
Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 21.02% (2nd quarter, 2009) Lowest -26.89% (4th quarter, 2008)
AVERAGE ANNUAL TOTAL RETURNS.
The table below shows returns for the Fund over time compared to those of a broad-based market index.  Returns prior to the inception date of Class IB shares reflect returns of
Class IA shares adjusted to reflect Class IB expenses.  For more information regarding returns see the "Performance Notes" section in the Fund's prospectus.
Average annual total returns for periods ending 12/31/11
Average Annual Total Returns HARTFORD SMALL/MID CAP EQUITY HLS FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class IA	Class IA	(1.13%)	1.77%	5.12%
Class IB	Class IB	(1.38%)	1.52%	4.86%
Russell 2500 Index	Russell 2500 Index (reflects no deduction for fees or expenses)	(2.51%)	1.24%	6.57%